TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 5,718,104	R$ 5,718,104	R$ 5,901,183
Payment terms for trade accounts payables which require letter of credit to ship the products	180 days
Amounts received by suppliers from financial institutions that are part of the financing agreement - debt risk, in relation to the outstanding balance mentioned above		451,420	571,784	R$ 638,286
Trade accounts payable - domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 3,892,296	3,892,296	4,120,701
Trade accounts payable - debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	459,899	459,899	584,320	R$ 653,085
Trade accounts payable - import
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 1,365,909	R$ 1,365,909	R$ 1,196,162